Net Income Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Net Income Per Common Share [Abstract]
Antidilutive stock options and share-based awards excluded from computation of diluted net income per common share									1		4		5
Income from continuing operations	$ 5,438	$ 3,501	$ 3,937	$ 3,578	$ 5,178	$ 3,590	$ 3,747	$ 3,444	$ 16,454		$ 15,959		$ 14,962
Less consolidated net income attributable to noncontrolling interest									(688)	[1]	(604)	[1]	(513)	[1]
Income from continuing operations attributable to Walmart									$ 15,766		$ 15,355		$ 14,449
Weighted-average common shares outstanding, basic									3,460		3,656		3,866
Dilutive impact of stock options and other share-based awards									14		14		11
Weighted-average common shares outstanding, diluted									3,474		3,670		3,877
Net income per common share from continuing operations attributable to Walmart, basic									$ 4.56		$ 4.20		$ 3.74
Net income per common share from continuing operations attributable to Walmart, diluted									$ 4.54		$ 4.18		$ 3.73

[1]	Includes $61 million, $20 million and $14 million in fiscal 2012, 2011 and 2010, respectively, related to the redeemable noncontrolling interest.